CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Cash generated from operations	¥ 2,544	¥ 2,836
Interest received	331	271
Income taxes paid	(370)	(292)
Net cash inflow from operating activities	2,505	2,815
Cash flows from investing activities
Payments for business combinations, net of cash acquired	(240)	(45)
Purchase of property, plant and equipment	(65)	(25)
Purchase of intangible assets	(235)	(51)
Net proceeds from/(purchase of) short term investments	(6)	42
Placement of term deposits with initial terms of over three months	(15,044)	(3,950)
Receipt from maturity of term deposits with initial terms of over three months	12,002	3,400
Payments for acquisition investments accounted for using equity method	(1,785)	(248)
Payments for acquisition of financial assets at fair value through other comprehensive income	(708)	0
Payments for acquisition of financial assets at fair value through profit or loss	(77)	0
Payments for loans to third parties	(15)	(5)
Repayments of loans by third parties	5	0
Dividend received	0	32
Net cash outflow from investing activities	(6,168)	(850)
Cash flows from financing activities
Loans from third parties	10	0
Proceeds from issues of ordinary shares	0	12
Proceeds from exercise of share options	42	27
Payments for acquisition of non-controlling interests in non-wholly owned subsidiaries	(6)	(19)
Shares withheld for share award schemes	(18)	0
Payments for repurchase of ordinary shares	(134)	0
Proceeds from issuance of additional equity of non-wholly owned subsidiaries	0	3
Payment for interest in relation to non-current liabilities	(9)	0
Payments of principal elements and related interest of lease	(41)	(18)
Net cash inflow/(outflow) from financing activities	(156)	5
Net increase/(decrease) in cash and cash equivalents	(3,819)	1,970
Cash and cash equivalents at beginning of the period	15,426	17,356
Exchange differences on cash and cash equivalents	169	24
Cash and cash equivalents at end of the period	¥ 11,776	¥ 19,350